SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net change in non-cash working capital items:
Deferred revenues	$ 0	$ (573)	$ 573
Accounts payable and accrued liabilities	(2,877)	(941)	2,329
Prepaid expenses and other assets	(157)	287	981
Amounts receivable	1,211	2,615	543
Taxes payable	(39)	(121)	(358)
Amounts due to related parties	1	6	(44)
Taxes recoverable	440	(193)	1,017
Other liabilities	(178)	(100)	0
Inventory	4,150	3,182	(42)
Net change in non-cash working capital items	$ 2,551	$ 4,162	$ 4,999